EXPLORATION AND EVALUATION ASSETS - Disclosure of exploration and evaluation assets summary (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets, beginning balance	$ 56,809,632
Reclamation adjustment	(424,038)	$ 9,425,220
Advance minimum royalty obligation	64,950	54,950
Exploration and evaluation assets, ending balance	56,491,140	56,809,632
Exploration and evaluation assets [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation assets, beginning balance	56,809,632	47,235,079
Land acquisitions/option payments	45,000	36,000
Claim Staking	3,000	54,626
Legal expenses		4,365
Title review and environment		6,816
Reclamation adjustment	(424,038)	9,425,220
Depreciation	(7,404)	(7,424)
Total	56,426,190	56,754,682
Advance minimum royalty obligation	64,950	54,950
Exploration and evaluation assets, ending balance	$ 56,491,140	$ 56,809,632